Investments in Affiliated Companies - Ownership Percentage (Details)	Dec. 31, 2020
Zeolyst International
Schedule of Equity Method Investments
Ownership percentage	50.00%
Zeolyst C.V.
Schedule of Equity Method Investments
Ownership percentage	50.00%